Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Federal statutory rate	21.00%
US federal income tax rate		21.00%
Operating loss carry forward (in Dollars)	$ 29,793,509